Wells, Pipelines, Properties, Plant and Equipment, Net - Cash-Generating Unit of Pemex Exploration and Production (Detail) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 MXN ($) billionBarrel	Mar. 31, 2024 Exchange_Rate	Sep. 30, 2023 MXN ($) billionBarrel	Sep. 30, 2024 MXN ($) Exchange_Rate billionBarrel	Sep. 30, 2023 MXN ($) billionBarrel Exchange_Rate	Dec. 31, 2023	Dec. 31, 2022 Exchange_Rate
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ 34,292,454		$ 8,113,061	$ 51,841,445	$ 74,197,552
Total				135,055,343	126,595,221
Pemex Exploration And Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net				(15,447,401)	62,725,055
Total	$ 15,447,401			15,447,401	(62,725,055)
Positive effect from increase in crude oil prices				41,135,676	35,913,103
Positive effect due to lower freight and distribution costs				28,543,448	69,143,330
Positive (negative) effect due to increase decrease in discount rate				$ (44,734,671)	$ 17,506,282
Pre-tax discount rate		9.93%		10.28%	10.24%		9.31%
Positive tax effect due to lower income in reserves				$ 13,533,642
Negative effect from decrease in production				$ 27,335,248	$ 156,340,299
Positive Tax Effect					$ 30,721,216
Useful life				25 years	25 years
Production forecast | billionBarrel	6,566,000		6,685,000	6,566,000	6,685,000
Total				$ 295,091,341	$ 702,205,800
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net				(582,924)	11,306
Total				(582,924)
Recoverable amount of asset or cash-generating unit	$ 73,098,806		$ 76,632,733	73,098,806	76,632,733
Pemex Exploration And Production
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount				$ 31,371,838	$ 24,656,123
Average foreign exchange rate | Exchange_Rate		16.922		19.629	17.6195		19.4143
Vessel | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate					14.81%	12.73%
Discount rate on impairment reversal				14.57%		14.80%
Useful life measured as period of time, property, plant and equipment				17 years	19 years